Statment of Changes in Total Equity (USD $) In Millions	Total	Shareholder Comprehensive Income Loss And Shareholders Equity [Member]	Common Stock	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income	Retained Earnings	Treasury Stock	Noncontrolling Interest
Total Equity, beginning of period at Dec. 31, 2008 (Scenario, Previously Reported [Member])	$ 3,598	$ 3,592	$ 88	$ 2,502	$ (1,074)	$ 7,374	$ (5,298)	$ 6
Total Equity, beginning of period (Restatement Adjustment [Member]) (Accounting Standards Update 2010-26 [Member])	(200)	(200)	0	0	13	(213)	0	0
Total Equity, beginning of period at Dec. 31, 2008	3,398	3,392	88	2,502	(1,061)	7,161	(5,298)	6
Effect of issuing stock for employee benefit plans, Additional Paid In Capital				12
Effect of issuing stock for employee benefit plans, Retained Earnings						(58)
Effect of issuing stock for employee benefit plans, Treasury Stock							106
Effect of issuing stock for employee benefit plans, Total Equity	60	60
Effect of updated guidance on other-than-temporary impairments, Accumulated Other Comprehensive Loss					(18)
Effect of updated guidance on other-than-temporary impairments, Retained Earnings						18
Other comprehensive income (loss)	465	465			465
Other comprehensive income attributable to noncontrolling interest	3							3
Shareholders' net income	1,292	1,292				1,292
Shareholders' net income (Scenario, Previously Reported [Member]) (Accounting Standards Update 2010-26 [Member])	1,302
Shareholders' net income (Restatement Adjustment [Member]) (Accounting Standards Update 2010-26 [Member])	(10)
Net income attributable to noncontrolling interest	3							3
Net income attributable to noncontrolling interest (Scenario, Previously Reported [Member]) (Accounting Standards Update 2010-26 [Member])	3
Net income attributable to noncontrolling interest (Restatement Adjustment [Member]) (Accounting Standards Update 2010-26 [Member])	0
Common dividends declared (per share: $0.04; $0.04)	(11)	(11)				(11)
Total Equity, end of period at Dec. 31, 2009	5,210	5,198	88	2,514	(614)	8,402	(5,192)	12
Effect of issuing stock for employee benefit plans, Additional Paid In Capital				20
Effect of issuing stock for employee benefit plans, Retained Earnings						(80)
Effect of issuing stock for employee benefit plans, Treasury Stock							151
Effect of issuing stock for employee benefit plans, Total Equity	91	91
Other comprehensive income (loss)	0	0			0
Other comprehensive income attributable to noncontrolling interest	2							2
Shareholders' net income	1,279	1,279				1,279
Shareholders' net income (Scenario, Previously Reported [Member]) (Accounting Standards Update 2010-26 [Member])	1,345
Shareholders' net income (Restatement Adjustment [Member]) (Accounting Standards Update 2010-26 [Member])	(66)
Net income attributable to noncontrolling interest	4							4
Net income attributable to noncontrolling interest (Scenario, Previously Reported [Member]) (Accounting Standards Update 2010-26 [Member])	4
Net income attributable to noncontrolling interest (Restatement Adjustment [Member]) (Accounting Standards Update 2010-26 [Member])	0
Common dividends declared (per share: $0.04; $0.04)	(11)	(11)				(11)
Repurchase of common stock	(201)	(201)					(201)
Total Equity, end of period at Dec. 31, 2010	6,374	6,356	88	2,534	(614)	9,590	(5,242)	18
Issuance of common stock	629	629	4	625
Effect of issuing stock for employee benefit plans, Additional Paid In Capital				27
Effect of issuing stock for employee benefit plans, Retained Earnings						(52)
Effect of issuing stock for employee benefit plans, Treasury Stock							181
Effect of issuing stock for employee benefit plans, Total Equity	156	156
Effects of acquistion of noncontrolling interest	(17)	2		2				(19)
Other comprehensive income (loss)	(173)	(173)			(173)
Other comprehensive income attributable to noncontrolling interest	0
Shareholders' net income	1,260	1,260				1,260
Shareholders' net income (Scenario, Previously Reported [Member]) (Accounting Standards Update 2010-26 [Member])	1,327
Shareholders' net income (Restatement Adjustment [Member]) (Accounting Standards Update 2010-26 [Member])	(67)
Net income attributable to noncontrolling interest	1							1
Net income attributable to noncontrolling interest (Scenario, Previously Reported [Member]) (Accounting Standards Update 2010-26 [Member])	1
Net income attributable to noncontrolling interest (Restatement Adjustment [Member]) (Accounting Standards Update 2010-26 [Member])	0
Common dividends declared (per share: $0.04; $0.04)	(11)	(11)				(11)
Repurchase of common stock	(225)	(225)					(225)
Total Equity, end of period at Dec. 31, 2011	$ 7,994	$ 7,994	$ 92	$ 3,188	$ (787)	$ 10,787	$ (5,286)	$ 0